Investments Accounted for Using the Equity Method - Summary of Investments in Associates and Joint Ventures (Details) - EUR (€) € / shares in Units, € in Millions		6 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Investments accounted for using the equity method		€ 315	€ 424
Subordinated liabilities		€ 200
EUROAPI
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	[1]	29.80%
Investments in associates	[1]	€ 72	€ 162
EUROAPI
Disclosure of transactions between related parties [line items]
Stock price (in euro per share)		€ 2.55	€ 5.73
MSP Vaccine Company | MCM Vaccine BV
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary		100.00%
Infraserv GmbH & Co. Höchst KG
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	[2]	31.20%
Investments in joint ventures	[2]	€ 89	€ 90
MSP Vaccine Company
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	[3]	50.00%
Investments in joint ventures	[3]	€ 90	96
Other investments
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture		0.00%
Investments in joint ventures		€ 64	€ 76

[1]	(a)The investment in EUROAPI includes an impairment loss determined by reference to the quoted market price (€2.55 as of June 30, 2024, and €5.73 as of December 31, 2023).
[2]	Joint venture.
[3]	Joint venture MSP Vaccine Company owns 100% of MCM Vaccine BV